Benefit plans (Details 5) $ in Millions	Dec. 31, 2025 ARS ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 2,010
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	352
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	344
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	360
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	58
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 311